Restructuring Costs (Schedule Of Restructuring Costs Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						72 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010
Restructuring Costs	$ 50.1	[1]	$ 77.4	[1]	$ 100.0	[1]
Project Renewal [Member]
Restructuring Costs	31.2
Restructuring Costs	31.2
Project Renewal [Member] | Facility Exit Costs and Other [Member]
Restructuring Costs	8.4
Project Renewal [Member] | Employee Severance, Termination Benefits And Relocation Costs [Member]
Restructuring Costs	18.3
Project Renewal [Member] | Contract Termination [Member]
Restructuring Costs	4.5
Project Acceleration [Member]
Restructuring Costs	0		77.4
Restructuring Costs	0		77.4		100.0		498.4
Project Acceleration [Member] | Facility Exit Costs and Other [Member]
Restructuring Costs	0		6.0		32.4		178.4
Project Acceleration [Member] | Employee Severance [Member]
Restructuring Costs	0		53.5		48.8		241.0
Project Acceleration [Member] | Contract Termination [Member]
Restructuring Costs	0		17.9		18.8		79.0
European Transformation Plan [Member]
Restructuring Costs	18.9
European Transformation Plan [Member] | Employee Severance, Termination Benefits And Relocation Costs [Member]
Restructuring Costs	14.9
European Transformation Plan [Member] | Contract Termination [Member]
Restructuring Costs	$ 4.0

[1]	Operating income (loss) by segment is net sales less cost of products sold and selling, general & administrative (“SG&A”) expenses. Operating income by geographic area is net sales less cost of products sold, SG&A expenses, impairment charges, and restructuring costs. Certain headquarters expenses of an operational nature are allocated to business segments and geographic areas primarily on a net sales basis. Depreciation and amortization is allocated to the segments on a percentage of sales basis, and the allocated depreciation and amortization is included in segment operating income.